Document and Entity Information	Jul. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616533
Document Type	8-K
Document Period End Date	Jul. 28, 2025
Entity Registrant Name	PENGUIN SOLUTIONS, INC.
Entity File Number	001-38102
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-5142687
Entity Address, Address Line One	1390 McCarthy Boulevard
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.03 par value per share
Trading Symbol	PENG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false